Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Text Block]
20 - 1 Loss before income taxes

Loss before income taxes is comprised of the following:	2013	2012	2011
France	(2,018)	(5,392)	1,192
EDAP Inc, U.S.A.	(2,060)	(1,739)	(1,146)
Other countries	(808)	(227)	(589)
Total	(4,886)	(7,358)	(543)

20 - 2 Income tax (expense)/ benefit

Income tax (expense)/benefit consists of the following:	2013	2012	2011
Current income tax expense:
France	(101)	(102)	(95)
Other countries	(24)	(22)	(45)
Sub-total current income tax expense	(125)	(124)	(140)
Deferred income tax (expense) benefit:
France	(2)	(2)	(0)
Other countries	(7)	8	(255)
Sub-total deferred income tax (expense) benefit	(9)	6	(255)
Total	(135)	(118)	(395)

F- 37

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

20 - 3 Deferred income taxes:

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities reported for financial reporting purposes and such amounts as measured in accordance with tax laws. The tax effects of temporary differences which give rise to significant deferred tax assets (liabilities) are as follows:

	December 31,
	2013	2012
Net operating loss carryforwards	21,732	19,563
Elimination of intercompany profit in inventory	136	119
Elimination of intercompany profit in fixed assets	68	122
Other items	663	689
Total deferred tax assets	22,599	20,493
Capital leases treated as operating leases for tax	(26)	(76)
Other items	(8)	(11)
Total deferred tax liabilities	(34)	(87)
Net deferred tax assets	22,565	20,406
Valuation allowance for deferred tax assets	(22,543)	(20,375)
Deferred tax assets (liabilities), net of allowance	22	32

Net operating loss carryforwards of € 12,615 thousand, € 1,600 thousand, € 2,352 thousand, € 408 thousand, € 687 thousand, € 168 thousand and € 46,452 thousand as of December 31, 2013 are available at EDAP Technomed Inc., EDAP-TMS France S.A.S., Edap Technomed Co Ltd Japan, Edap Technomed Sdn Bhd Malaysia, EDAP TMS GmbH, EDAP Technomed Italia S.R.L. and EDAP TMS S.A., respectively. These net operating losses generate deferred tax assets of € 21,732 thousand. Realization of these assets is contingent on future taxable earnings in the applicable tax jurisdictions. As of December 31, 2013, € 16,356 thousand out of these € ,,21,732 thousand net operating loss carry-forwards have no expiration date. The remaining tax loss carry-forwards expire in years 2014 through 2033. In accordance with ASC 740, a valuation allowance is recorded as realization of those amounts is not considered probable.

20 - 4 Effective tax rate

A reconciliation of differences between the statutory French income tax rate and the Company’s effective tax rate is as follows:

	2013	2012	2011
French statutory rate	33.3%	33.3%	34.4%
Income of foreign subsidiaries taxed at different tax rates	1.9%	0.4%	12.6%
Effect of net operating loss carry-forwards and valuation allowances	(51.5%)	(37.6%)	(287.3%)
Non taxable debt fair value variation	(4.3%)	(1.1%)	154.1%
Non deductible entertainment expenses	2.6%	1.9%	9.5%
Other	15.2%	1.5%	4%
Effective tax rate	(2.8%)	(1.6%)	(72.7%)

20 - 5 Uncertainty in Income Taxes

According to ASC 740, the Company reviewed the tax positions of each subsidiary. On December 31, 2013 there is no uncertainty in the Company’s tax positions.

F- 38

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

In July 2010, the Company was requested by the French Tax Authorities to pay the amount of € 772,822 to comply with the European Court of Justice ruling on fair competition and illegal state aids (C- 214/07 "Commission of the European Communities vs. French Republic"). The amount was related to a state aid received by EDAP-TMS France in 1994 for the acquisition of the activities of Technomed International and included € 374,156 of late interest. The Company reversed consequently the € 50 thousand reserve that had been taken as of December 31, 2009.

In March 2011, the Company engaged in a contentious procedure against the French Tax Authorities to contest this position and ask for the recuperation of the paid amounts. On December 6, 2013, the Company received notice from the French Administrative Courts that this contentious procedure was rejected.

The tax years that remain subject to examination by major tax jurisdictions are 2011, 2012 and 2013.